FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Change in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in fair value
Total Gain/(Loss)	$ 124,266	$ 6,184	$ (105,026)
Equity Swaps (gain)/loss | General and Administrative Expense
Change in fair value
Total Gain/(Loss)	210	(184)	3,582
Electricity Swaps | Operating Expense
Change in fair value
Total Gain/(Loss)		639	1,135
Commodity Derivative Instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	124,056	5,729	(109,743)
Commodity Derivative Instruments | Crude Oil | Commodity Derivative Instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	114,822	(5,445)	(96,238)
Commodity Derivative Instruments | Natural gas | Commodity Derivative Instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	$ 9,234	$ 11,174	$ (13,505)